Income tax benefit based on Canadian tax rates (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax Benefit Based On Canadian Tax Rates	$ 947,312	$ 904,838
[custom:IncomeTaxBenefitBasedOnCanadianTaxRatesPercentage]	25.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ (151,715)	$ (159,342)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	(4.00%)	(4.00%)
Nondeductible Expenses	$ (2,701)	$ (12,827)
[custom:NondeductibleExpensesPercentage]		(1.00%)
Change In Valuation Allowance And Other	$ (792,896)	$ (732,669)
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(21.00%)	(20.00%)
Income Tax Benefit	$ 0	$ 0
[custom:IncomeTaxBenefitPercent]	0.00%	0.00%
Deferred income tax assets
Net operating loss carry forwards	$ 40,489,929		$ 40,045,479
Property, Plant and Equipment	2,023,750		2,023,434
Other	1,526,724		1,537,637
Total deferred income tax asset	44,040,403		43,606,550
Valuation allowance	(44,000,925)		(43,557,562)
Deferred income tax assets net of valuation allowance	39,478		48,988
Deferred income tax liabilities
Other	(39,478)		(48,988)
Net deferred income tax asset
Canadian Tax Loss Carryforward Expiring 2026	2,030,402
Canadian Tax Loss Carryforward Expiring 2027	3,768,163
Canadian Tax Loss Carryforward Expiring 2028	14,362,518
Canadian Tax Loss Carryforward Expiring 2029	13,611,465
Canadian Tax Loss Carryforward Expiring 2030	16,816,208
Canadian Tax Loss Carryforward Expiring 2031	18,830,259
Canadian Tax Loss Carryforward Expiring 2032	5,463,457
Canadian Tax Loss Carryforward Expiring 2033	7,942,742
Canadian Tax Loss Carryforward Expiring 2034	9,202,870
Canadian Tax Loss Carryforward Expiring 2035	13,136,418
Canadian Tax Loss Carryforward Expiring 2036	15,617,819
Canadian Tax Loss Carryforward Expiring 2037	11,777,978
Canadian Tax Loss Carryforward Expiring 2038	1,127,120
Canadian Tax Loss Carryforward Expiring 2039	2,937,598
Canadian Tax Loss Carryforward Expiring 2040	4,366,612
[custom:CanadianTaxLossCarryforwardExpiring2041-0]	15,806,627
[custom:CanadianTaxLossCarryforwardExpiring2042-0]	1,785,171
[custom:UsTaxLossCarryforward-0]	4,019,393
Total Us Tax Loss Carryforward	4,019,393
Total Canadian Tax Loss Carryforward	$ 158,583,427